UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     York Asset Management Limited

Address:  Deltec House
          Lyford Cay
          PO Box N1717
          Nassau
          NP
          Bahamas
          Attention: S. Nicholas Walker

13F File Number:  000-24464

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     S. Nicholas Walker
Title:    Managing Member
Phone:    (242) 677-4514


Signature, Place and Date of Signing:


/s/ S. Nicholas Walker          New York, New York            April 17, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  203,556
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      FORM 13F INFORMATION TABLE
                                                     York Asset Management Limited
                                                            March 31, 2008


COLUMN 1                       COLUMN  2          COLUMN 3    COLUMN 4     COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                                                              VALUE     SHRS OR SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------------     -----       --------  ------- --- ----  ----------  --------  ----    ------  ----
3COM CORP                      COM                885535104       49     21,200 SH        SOLE        0          21,200 0       0
ADAPTEC INC                    COM                00651F108    1,437    488,900 SH        SOLE        0         488,900 0       0
ALLEGHENY ENERGY INC           COM                017361106   15,342    303,800 SH        SOLE        0         303,800 0       0
AMCOMP INC                     COM                02342J101    7,847    642,183 SH        SOLE        0         642,183 0       0
AQUILA INC                     COM                03840P102    1,707    531,700 SH        SOLE        0         531,700 0       0
BERKSHIRE HATHAWAY INC DEL     CL B               084670207      886        198 SH        SOLE        0             198 0       0
BLACKSTONE GROUP L P           COM UNIT LTD       09253U108    1,713    107,850 SH        SOLE        0         107,850 0       0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH     112585104    1,739     64,800 SH        SOLE        0          64,800 0       0
CALPINE CORP                   COM NEW            131347304    9,183    498,516 SH        SOLE        0         498,516 0       0
CENTERPOINT ENERGY INC         COM                15189T107   10,363    726,200 SH        SOLE        0         726,200 0       0
CME GROUP INC                  COM                12572Q105      513       1094 SH        SOLE        0            1094 0       0
CMS ENERGY CORP                COM                125896100    1,185     87,550 SH        SOLE        0          87,550 0       0
CNOOC LTD                      SPONSORED ADR      126132109    1,955     13,320 SH        SOLE        0          13,320 0       0
COMMERCE BANCORP INC NJ        COM                200519106   13,825    395,000 SH        SOLE        0         395,000 0       0
COMMERCE GROUP INC MASS        COM                200641108   11,445    317,389 SH        SOLE        0         317,389 0       0
CONSECO INC                    COM NEW            208464883    1,353    132,650 SH        SOLE        0         132,650 0       0
DISCOVER FINL SVCS             COM                254709108      337     20,600 SH        SOLE        0          20,600 0       0
EL PASO CORP                   COM                28336L109   10,911    655,700 SH        SOLE        0         655,700 0       0
E M C CORP MASS                COM                268648102      209     14,600 SH        SOLE        0          14,600 0       0
FORESTAR REAL ESTATE GROUP I   COM                346233109      249     10,000 SH        SOLE        0          10,000 0       0
GENCORP INC                    COM                368682100    2,705    262,900 SH        SOLE        0         262,900 0       0
GOLD FIELDS LTD NEW            SPONSORED ADR      38059T106      179     12,950 SH        SOLE        0          12,950 0       0
GRANT PRIDECO INC              COM                38821G101   12,344    250,800 SH        SOLE        0         250,800 0       0
HILLENBRAND INDS INC           COM                431573104      899     18,800 SH        SOLE        0          18,800 0       0
HUANENG PWR INTL INC           SPON ADR H SHS     443304100      705     23,070 SH        SOLE        0          23,070 0       0
ICAHN ENTERPRISES LP           DEPOSITRY UNIT     451100101    6,612     80,150 SH        SOLE        0          80,150 0       0
IDEARC INC                     COM                451663108      162     44,500 SH        SOLE        0          44,500 0       0
INTERCONTINENTALEXCHANGE INC   COM                45865V100    1,287      9,860 SH        SOLE        0           9,860 0       0
I-TRAX INC                     COM NEW            45069D203    2,301    430,000 SH        SOLE        0         430,000 0       0
JARDEN CORP                    COM                471109108    1,052     48,400 SH        SOLE        0          48,400 0       0
KOREA ELECTRIC PWR             SPONSORED ADR      500631106    1,915    127,350 SH        SOLE        0         127,350 0       0
LABRANCHE & CO INC             COM                505447102    1,391    319,700 SH        SOLE        0         319,700 0       0
LEUCADIA NATL CORP             COM                527288104    2,971     65,700 SH        SOLE        0          65,700 0       0
MIRANT CORP NEW                COM                60467R100    3,618     99,410 SH        SOLE        0          99,410 0       0
NASDAQ OMX GROUP INC           COM                631103108    5,443    140,800 SH        SOLE        0         140,800 0       0
NATIONAL WESTN LIFE INS CO     CL A               638522102      491      2,266 SH        SOLE        0           2,266 0       0
NYMEX HOLDINGS INC             COM                62948N104    9,072    100,100 SH        SOLE        0         100,100 0       0
NYSE EURONEXT                  COM                629491101    7,081    114,749 SH        SOLE        0         114,749 0       0
PHARMERICA CORP                COM                71714F104      228     13,750 SH        SOLE        0          13,750 0       0
PROCENTURY CORP                COM                74268T108    2,687    149,300 SH        SOLE        0         149,300 0       0
QUANTA SVCS INC                COM                74762E102    5,421    233,950 SH        SOLE        0         233,950 0       0
R H DONNELLEY CORP             COM NEW            74955W307      110     21,800 SH        SOLE        0          21,800 0       0
RELIANT ENERGY INC             COM                75952B105    6,908    292,100 SH        SOLE        0         292,100 0       0
SCPIE HLDGS INC                COM                78402P104    2,069     75,100 SH        SOLE        0          75,100 0       0
SEARS HLDGS CORP               COM                812350106    1,346     13,185 SH        SOLE        0          13,185 0       0
SIERRA PAC RES NEW             COM                826428104    6,455    511,100 SH        SOLE        0         511,100 0       0
STUDENT LN CORP                COM                863902102      769      7,780 SH        SOLE        0           7,780 0       0
TEXAS PAC LD TR                SUB CTF PROP I T   882610108    4,135    100,250 SH        SOLE        0         100,250 0       0
ST JOE CO                      COM                790148100    1,599     37,250 SH        SOLE        0          37,250 0       0
THOMAS WEISEL PARTNERS GRP I   COM                884481102      322     48,600 SH        SOLE        0          48,600 0       0
UAP HLDG CORP                  COM                903441103   15,145    395,006 SH        SOLE        0         395,006 0       0
WARNER MUSIC GROUP CORP        COM                934550104    1,225    246,000 SH        SOLE        0         246,000 0       0
WILLIAMS COS INC DEL           COM                969457100    2,661     80,700 SH        SOLE        0          80,700 0       0



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